Stock-Based Compensation (Details) - Schedule of the equity incentive plan activity	9 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Schedule of the Equity Incentive Plan Activity [Abstract]
Number of Options Outstanding, Adjusted Balance | shares	11,213,615
Weighted- Average Exercise Price, Adjusted Balance | $ / shares	$ 0.73
Weighted- Average Remaining Contractual Life (years), Adjusted Balance	6 years 7 months 28 days
Number of Options Outstanding, Exercised | shares	(511,670)
Weighted- Average Exercise Price, Exercised | $ / shares	$ 0.54
Number of Options Outstanding, Forfeited and expired | shares	(253,625)
Weighted- Average Exercise Price, Forfeited and expired | $ / shares	$ 1.07
Number of Options Outstanding, Balance | shares	10,448,320
Weighted- Average Exercise Price, Balance | $ / shares	$ 0.73
Weighted- Average Remaining Contractual Life (years), Balance	4 years 6 months 25 days
Number of Options Outstanding, Vested and expected to vest | shares	10,448,320
Weighted- Average Exercise Price, Vested and expected to vest | $ / shares	$ 0.73
Weighted- Average Remaining Contractual Life (years), Vested and expected to vest	4 years 6 months 25 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 8,842
Number of Options Outstanding, Exercisable | shares	9,512,184
Weighted- Average Exercise Price, Exercisable | $ / shares	$ 0.57
Weighted- Average Remaining Contractual Life (years), Exercisable	4 years 2 months 26 days
Aggregate Intrinsic Value, Exercisable | $	$ 9,591
Previously Reported [Member]
Schedule of the Equity Incentive Plan Activity [Abstract]
Number of Options Outstanding, Balance | shares	13,845,291
Weighted- Average Exercise Price, Balance | $ / shares	$ 0.59
Weighted- Average Remaining Contractual Life (years),Balance	6 years 7 months 28 days
Revision of Prior Period, Adjustment [Member]
Schedule of the Equity Incentive Plan Activity [Abstract]
Number of Options Outstanding, Retrospective application of recapitalization | shares	(2,631,676)
Weighted- Average Exercise Price, Retrospective application of recapitalization | $ / shares	$ 0.14